New standards and interpretations not yet adopted (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Impacts Due to the Adoption of New Standard

For the period 2017, the Company’s consolidated statement of financial position and the consolidated statement of profit or loss presents the following impacts due to the adoption of the new standard:

	2017	Transition impact	2017 under IFRS15
ASSETS
Current assets	$1,198,488	$—	$1,198,488
Non - current assets	2,846,473	—	2,846,473

Total assets	$4,044,961	$—	$4,044,961

LIABILITIES AND EQUITY
Current liabilities
Air traffic liability	$470,693	$6,475	$477,168
Frequent flyer deferred revenue	13,186	4,011	17,197
Income tax payable	3,700	(820)	2,880
Other current liabilities	559,450	—	559,450

	1,047,029	9,666	1,056,695
Non - current liabilities
Frequent flyer deferred revenue	33,115	—	33,115
Other non - current liabilities	1,059,205	—	1,059,205

	1,092,320	—	1,092,320

Total liabilities	2,139,349	9,666	2,149,015

Equity
Issued capital	28,504	—	28,504
Additional paid in capital	72,945	—	72,945
Treasury stock	(136,388)	—	(136,388)
Retained earnings	1,574,781	(4,524)	1,570,257
Net income	369,658	(5,142)	364,516
Accumulated other comprehensive loss	(3,888)	—	(3,888)

Total equity	1,905,612	(9,666)	1,895,946

Total liabilities and equity	$4,044,961	$—	$4,044,961

Operating revenue
Passenger revenue	$2,462,419	$(18,442)	$2,443,977
Cargo and mail revenue	55,290	—	55,290
Other operating revenue	9,847	12,672	22,519

	2,527,556	(5,770)	2,521,786
Operating expenses
Other operating expenses	1,897,500	—	1,897,500
Sales and distribution	200,413	(157)	200,256

	2,097,913	(157)	2,097,756

Operating profit	429,643	(5,613)	424,030
Non - operating income (expense)	(10,675)	—	(10,675)

Profit (loss) before taxes	418,968	(5,613)	413,355
Income tax expense	(49,310)	471	(48,839)

Net profit (loss)	$369,658	$(5,142)	$364,516

The main components of the adjustment, for the period, are as follows:

•

An increase of $6.4 million and $4.0 million in Air traffic liability and Frequent flyer deferred revenue, due to the change in the timing of revenue recognition related to exchange fee and other ancillary, from the sales date, to the departure date, and the change in the amount deferred for mileages credits due to sales from co-brand partner agreements resulting from the change from the residual method to the relative selling price method, respectively.

•	A decrease of $4.5 million in retained earnings due to the impacts of the 2016 period.

•

A decrease of $18.4 million in Passenger revenue by: $2.8 million due to the change in the timing of revenue recognition related to exchange fee and other ancillary, from the sales date, to the departure date; $15.4 million due to the reclassification between Passenger revenue and Other operating revenue of the revenue related to the sale and transfer of miles and cobrand agreements from our frequent flyer program, the sale of advertising space, and charter flights; and $0.2 million due the reclassification of denied board compensation from the Sales and distribution operating expenses to Passenger revenue.

•

An increase of $12.7 million in Other operating revenue by: a decrease of $2.7 million due to the change in the amount deferred for mileages credits due to sales from co-brand partner agreements resulting from the change from the residual method to the relative selling price method; and an increase of $15.4 million due to the reclassification between Passenger revenue and Other operating revenue of the revenue related to the sale and transfer of miles and cobrand agreements from our frequent flyer program, the sale of advertising space, and charter flights.

•	A decrease of $0.4 million in Income tax expense, and Income tax payable as a result of the transitions impacts.

For the period 2016, the Company’s consolidated statement of financial position and the consolidated statement of profit or loss presents the following impacts due to the adoption of the new standard:

	2016	Transition impact	2016 under IFRS15
ASSETS
Current assets	$1,069,391	$—	$1,069,391
Non - current assets	2,571,204	—	2,571,204

Total assets	$3,640,595	$—	$3,640,595

LIABILITIES AND EQUITY
Current liabilities
Air traffic liability	$396,237	$3,559	$399,796
Frequent flyer deferred revenue	9,044	1,314	10,358
Income tax payable	1,401	(349)	1,052
Other current liabilities	456,000	—	456,000

	862,682	4,524	867,206
Non - current liabilities
Frequent flyer deferred revenue	26,324	—	26,324
Other non - current liabilities	1,114,836	—	1,114,836

	1,141,160	—	1,141,160

Total liabilities	2,003,842	4,524	2,008,366

Equity
Issued capital	28,454	—	28,454
Additional paid in capital	64,986	—	64,986
Treasury stock	(136,388)	—	(136,388)
Retained earnings	1,355,645	(2,354)	1,353,291
Net income	325,928	(2,170)	323,758
Accumulated other comprehensive loss	(1,872)	—	(1,872)

Total equity	1,636,753	(4,524)	1,632,229

Total liabilities and equity	$3,640,595	$—	$3,640,595

Operating revenue
Passenger revenue	$2,155,167	$(6,666)	$2,148,501
Cargo and mail revenue	53,989	—	53,989
Other operating revenue	12,696	4,000	16,696

	2,221,852	(2,666)	2,219,186
Operating expenses
Other operating expenses	1,760,348	—	1,760,348
Sales and distribution	193,984	(147)	193,837

	1,954,332	(147)	1,954,185

Operating profit	267,520	(2,519)	265,001
Non - operating income (expense)	96,679	—	96,679

Profit (loss) before taxes	364,199	(2,519)	361,680
Income tax expense	(38,271)	349	(37,922)

Net profit (loss)	$325,928	$(2,170)	$323,758